Property and Equipment (Tables)	6 Months Ended
May 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2016	295,296	124,151	129,860	3,933,693	1,205,811	276,300	76,458	6,041,569
Additions	235,454	31,908	42,638	1,353,110	235,641	—	—	1,898,751
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	7,940,320
Additions	18,376	—	—	75,557	—	—	—	93,933
Balance at May 31, 2018	549,126	156,059	172,498	5,362,360	1,441,452	276,300	76,458	8,034,253

Accumulated depreciation
Balance at November 30, 2016	238,672	117,506	109,243	2,290,074	1,143,792	179,422	73,222	4,151,931
Depreciation	47,811	13,622	10,747	379,158	49,154	19,376	970	520,838
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769
Depreciation	37,513	6,232	5,251	203,522	41,418	7,750	340	302,026
Balance at May 31, 2018	323,996	137,360	125,241	2,872,754	1,234,364	206,548	74,532	4,974,795

Net book value at:
November 30, 2017	244,267	24,931	52,508	2,617,571	248,506	77,502	2,266	3,267,551
May 31, 2018	225,130	18,699	47,257	2,489,606	207,088	69,752	1,926	3,059,458